BUSINESS COMBINATION (Schedule of Purchase Price Allocation) (Details) € in Thousands, kr in Thousands, $ in Thousands	Jan. 31, 2018 USD ($)	Jan. 31, 2018 EUR (€)	Jul. 19, 2017 USD ($)	Jul. 19, 2017 DKK (kr)
Euro Member Countries, Euro [Member] | Abydos Consultores de Sistemas S.L.U [Member]
Business Acquisition [Line Items]
Cash | €		€ 29
Accounts receivable | €		142
Fixed assets | €		88
Other assets | €		11
Goodwill | €		188
Total identifiable assets acquired | €		458
Notes payables-banks | €		11
Accounts payable and accrued expenses | €		19
Accrued expenses and other current liabilities | €		126
Other liabilities | €		119
Total liabilities assumed | €		275
Total identifiable assets acquired and liabilities assumed | €		€ 183
United States of America, Dollars | Abydos Consultores de Sistemas S.L.U [Member]
Business Acquisition [Line Items]
Cash	$ 36
Accounts receivable	175
Fixed assets	108
Other assets	14
Goodwill	232
Total identifiable assets acquired	565
Notes payables-banks	14
Accounts payable and accrued expenses	23
Accrued expenses and other current liabilities	155
Other liabilities	147
Total liabilities assumed	339
Total identifiable assets acquired and liabilities assumed	$ 226
United States of America, Dollars | Harsec [Member]
Business Acquisition [Line Items]
Cash			$ 499
Accounts receivable			508
Other receivables			20
Fixed assets			105
Goodwill			707
Total identifiable assets acquired			1,839
Accounts payable and accrued expenses			260
Total liabilities assumed			260
Total identifiable assets acquired and liabilities assumed			$ 1,579
Danish Krone | Harsec [Member]
Business Acquisition [Line Items]
Cash | kr				kr 3,161
Accounts receivable | kr				3,219
Other receivables | kr				124
Fixed assets | kr				665
Goodwill | kr				4,478
Total identifiable assets acquired | kr				11,647
Accounts payable and accrued expenses | kr				1,647
Total liabilities assumed | kr				1,647
Total identifiable assets acquired and liabilities assumed | kr				kr 10,000